SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                         DWS Gold & Precious Metals Fund

Effective on or about May 4, 2009, Deutsche Investments Australia Limited ("DIAL") will no longer serve as subadvisor to DWS Gold & Precious Metals Fund (the "Fund"). Through May 4, 2009, Greg Foulis is the sole Portfolio Manager of the Fund.

Effective on or about May 4, 2009, all references in the Fund's current prospectuses disclosing that DIAL is the Fund's subadvisor are hereby deleted.

Effective on or about May 4, 2009, the following information replaces information about the portfolio management team in the "Portfolio management" section of the Fund's prospectuses:

The following people handle the day-to-day management of the fund:

  Pierre Martin, CFA                    Manuel Tenekedshijew
  Director of Deutsche Asset            Assistant Vice President of Deutsche
  Management and Portfolio Manager      Asset Management and Portfolio Manager
  of the fund.                          of the fund.
   o Senior fund manager for global      o Fund manager, member of global sector
     commodities; member of global         research team and basic materials
     sector research team: Frankfurt.      team: Frankfurt.
   o Joined Deutsche Asset Management    o Joined Deutsche Asset Management
     in 2001 to be responsible for         in 2006 and the fund in 2009.
     equity funds after 3 years of       o Master's degree in business
     investment experience at Credit       ("Diplom Betriebswirt") from European
     Suisse as a fund manager.             School of Business in Reutlingen and
   o Joined the fund in 2009.              Madrid (2005).
   o Attended the EAP-European School
     of Management (1995-1998) in       Stephan Werner
     Paris, Oxford and Berlin and       Assistant Vice President of Deutsche
     completed a Master's Programme     Asset Management and Portfolio Manager
     in European Management,            of the fund.
     graduating with a master's          o Quantitative analyst for global
     degree in business                    commodities: Frankfurt.
     ("Diplom-kaufman" and "Diplome      o Joined Deutsche Asset Management
     Grande Ecole" in France).             in 2007 as member of basic materials
                                           team and the fund in 2009.
                                         o Master's degree in business and
                                           computer science ("Diplom
                                           Wirtschaftsinformatiker") from
                                           Georg-August in Gottingen and EFREI
                                           in Paris (2007).

               Please Retain This Supplement for Future Reference


April 24, 2009                                            [DWS INVESTMENTS LOGO]
DSSF2-3602                                                Deutsche Bank Group